Restatement of Previously Issued Financial Statements to Reflect Derivative Accounting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Restatement of Previously Issued Financial Statements
Summary of effect of the restatement on each financial statements

	As previously reported	Adjustment	As restated
Balance Sheet as of December 31, 2020
Warrant derivative liability	$—	$55,720,000	$55,720,000
Total liabilities	17,627,450	55,720,000	73,347,450
Class A common stock subject to possible redemption	478,574,408	(55,720,000)	422,854,408
Class A commmon stock	215	557	772
Additional paid-in capital	5,152,825	28,735,558	33,888,383
Accumulated deficit	(154,280)	(28,736,115)	(28,890,395)

	As previously
	reported	Adjustment	As restated
Balance Sheet as of October 14, 2020
Warrant derivative liability	$—	$28,030,000	$28,030,000
Total liabilities	19,092,923	28,030,000	47,122,923
Class A common stock subject to possible redemption	477,874,167	(28,030,000)	449,844,167
Class A commmon stock	221	281	502
Additional paid-in capital	5,002,872	1,045,834	6,048,706
Accumulated deficit	(2,451)	(1,046,115)	(1,048,566)

Balance Sheet as of December 31, 2020
Warrant derivative liability	$—	$55,720,000	$55,720,000
Total liabilities	17,627,450	55,720,000	73,347,450
Class A common stock subject to possible redemption	478,574,408	(55,720,000)	422,854,408
Class A commmon stock	215	557	772
Additional paid-in capital	5,152,825	28,735,558	33,888,383
Accumulated deficit	(154,280)	(28,736,115)	(28,890,395)

Statement of Operations as of December 31, 2020
General and administrative expenses	$(232,904)	$(1,046,115)	$(1,279,019)
Change in fair value of warrant derivative liability	—	(27,690,000)	(27,690,000)
Total other income (expense)	78,624	(27,690,000)	(27,611,376)
Net loss	(154,280)	(28,736,115)	(28,890,395)
Basic and diluted loss per share	(0.02)	(2.97)	(2.99)

Statement of Cash Flows as of December 31, 2020
Net loss	$(154,280)	$(28,736,115)	$(28,890,395)
Change in fair value of warrant derivative liability	—	(27,690,000)	(27,690,000)
Net cash used in operating activities	(211,292)	(1,046,115)	(1,257,407)
Payment for underwriting discounts	(10,000,000)	1,046,115	(8,953,885)
Net cash provided by financing activites	501,228,698	1,046,115	502,274,813